MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4    -    MARKETABLE SECURITIES

Marketable securities as of June 30, 2017 consist mainly of debt and equity securities. These securities are classified as available-for-sale and are recorded at fair value. Changes in fair value, net of taxes (if applicable), are reflected in other comprehensive loss. Realized gains and losses on sales of the securities, as well as premium or discount amortization, are included in the consolidated statement of operations as finance income or expenses.

The following table sets forth the Company's marketable securities:

	June 30,	December 31,
	2017	2016
Israeli mutual funds	$973	$957
Certificates of deposit	23,263	33,350
Municipal and agency bonds	17,885	26,890
Total	$42,121	$61,197

As of June 30, 2017 and December 31, 2016 the fair value, cost and gross unrealized holding gains and losses of the securities owned by the Company were as follows:

	June 30, 2017
	Fair value	Cost or Amortized cost	Gross unrealized holding losses	Gross unrealized holding gains
Israeli mutual funds	$973	$951	$-	$22
Certificates of deposit	23,263	23,283	33	13
Municipal and agency bonds	17,885	17,909	25	1
Total	$42,121	$42,143	$58	$36

	December 31, 2016
	Fair value	Cost or Amortized cost	Gross unrealized holding losses	Gross unrealized holding gains
Israeli mutual funds	$957	$952	$-	$5
Certificates of deposit	33,350	33,408	68	10
Agency bonds	26,890	26,901	13	2
Total	$61,197	$61,261	$81	$17

As of June 30, 2017, the unrealized losses attributed to the Company's marketable securities were primarily due to credit spreads and interest rate movements. The Company has considered factors regarding other than temporary impaired securities and determined that there are no securities with impairment that is other than temporary as of June 30, 2017 and December 31, 2016.

 As of June 30, 2017 and December 31, 2016 the Company's debt securities had the following maturity dates:

	Market value
	June 30, 2017	December 31, 2016
Due within one year	$30,189	$42,708
1 to 2 years	9,674	14,513
2 to 3 years	1,285	3,019
Total	$41,148	$60,240

$429 and $390 of the Company's marketable securities were restricted as of June 30, 2017 and December 31, 2016, respectively, due to a lien in respect of bank guarantees granted to secure hedging transaction and the Company's rent agreement. Refer to note 6 and note 3.